Subsequent Events - Additional Information (Detail) In Thousands, except Share data, unless otherwise specified	0 Months Ended		9 Months Ended									0 Months Ended
	Apr. 16, 2014 USD ($)	Apr. 16, 2014 CAD	Sep. 30, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Aug. 31, 2008	Sep. 30, 2014 Post Stock Split [Member]	Sep. 30, 2014 Wind Power Holdings Inc [Member]	Apr. 16, 2014 Wind Power Holdings Inc [Member]	Dec. 31, 2013 Wind Power Holdings Inc [Member]	Apr. 16, 2014 Wind Power Holdings Inc [Member] Reverse Stock Split [Member]	Apr. 16, 2014 Subsequent Event [Member] USD ($)	Mar. 17, 2014 Subsequent Event [Member] USD ($)	Mar. 05, 2014 Subsequent Event [Member] USD ($)	Jan. 15, 2014 Subsequent Event [Member]	Mar. 31, 2014 Subsequent Event [Member] USD ($)	Mar. 17, 2014 Subsequent Event [Member] USD ($)	Apr. 16, 2014 Subsequent Event [Member] Post Stock Split [Member]	Apr. 16, 2014 Subsequent Event [Member] Wind Power Holdings Inc [Member] Reverse Stock Split [Member]
Subsequent Event [Line Items]
Reverse business acquisition date															Jan. 15, 2014
Proceeds from issuance of shares	$ 22,273	24,500	$ 19,623										$ 22,273
Deposit in escrow																	22,273
Proceeds from escrow												22,273
Common stock, shares issued				12,840,187	15,072	14,683	12,840,187				20,000,075							12,840,187	20,000,075
Common stock, shares outstanding				12,840,187	15,072		12,840,187	0	12,840,187	12,840,187	20,000,075							12,840,187	20,000,075
Stock split, conversion ratio	0.6420084	0.6420084										0.6420084
Sales leaseback transaction amount														1,300
Sales lease back annual rent														345
Revenue to be earned over time				$ 5,384	$ 2,452											$ 8,000